Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Bond Fund, Inc.
Entity Central Index Key	0000201801
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000024642 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Class A Shares
Trading Symbol	LMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 251,809,147
Holdings Count | Holding	168
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024644 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Class C Shares
Trading Symbol	LMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 251,809,147
Holdings Count | Holding	168
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000051334 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Class F Shares
Trading Symbol	LMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 251,809,147
Holdings Count | Holding	168
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191101 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	LMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 251,809,147
Holdings Count | Holding	168
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)